Acquisitions & Divestitures - Maverick Natural Resources (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 31, 2025	Mar. 14, 2025	Feb. 28, 2025
Net assets acquired
Issued share price (US dollars per share)		$ 11.95	$ 14.50
Maverick Natural Resources, LLC
Consideration paid
Cash consideration		$ 210,752
Equity interests of acquirer	$ 253,271	253,270
LESS: Cash acquired		(18,259)
Total consideration		445,763
Net assets acquired
Asset retirement obligations, asset portion		213,813
Restricted cash		62,048
Other non-current assets		28,861
Other current assets		14,693
Asset retirement obligations, liability portion		(213,813)
Borrowings		(719,927)
Other non-current liabilities		(38,231)
Trade and other payables		(40,332)
Other current liabilities		(180,240)
Net assets acquired		445,763
Maverick Natural Resources, LLC | Derivative financial instruments, net
Net assets acquired
Financial assets recognised as of acquisition date		4,830
Maverick Natural Resources, LLC | Trade receivables, net
Net assets acquired
Financial assets recognised as of acquisition date		153,489
Maverick Natural Resources, LLC | Oil and gas assets
Net assets acquired
Property, plant and equipment recognised as of acquisition date		1,116,987
Maverick Natural Resources, LLC | Other property and equipment
Net assets acquired
Property, plant and equipment recognised as of acquisition date		$ 43,585